Accounting policies (Policies)	6 Months Ended
Jun. 30, 2025
Significant Accounting Policies [abstract]
Disclosure of changes in accounting policies, accounting estimates and errors [text block]
The Company’s accounting policies are set out in Note 1 to the Consolidated Financial Statements in the 2024 Annual Report and conform with IFRS Accounting Standards as issued by the International Accounting Standards Board.
The preparation of financial statements requires management to make certain estimates and assumptions, either at the balance sheet date or during the period, which affect the reported amounts of revenues, expenses, assets, liabilities, and contingent amounts.
Estimates are based on historical experience and other assumptions that are considered reasonable under the given circumstances and are regularly monitored. Actual outcomes and results could differ from those estimates and assumptions. Revisions to estimates are recognized in the period in which the estimate is revised.
As disclosed in the 2024 Annual Report, goodwill, and the intangible assets not available for use (in-process research and development (IPR&D)) are evaluated for impairment annually, or when facts and circumstances warrant. The intangible assets available for use (currently marketed products and other intangible assets) are evaluated for potential impairment whenever facts and circumstances indicate that their carrying value may not be recoverable. The amount of goodwill and other intangible assets other than goodwill on the Company’s consolidated balance sheet has risen significantly in recent years, primarily from acquisitions. Impairment testing may lead to potentially significant impairment charges in the future that could have a materially adverse impact on the Company’s results of operations and financial condition.
The Company’s activities are not subject to significant seasonal fluctuations.
Status of adoption of significant new or amended IFRS standards or interpretations
No new IFRS Accounting Standards were adopted by the Company in 2025. There were no new IFRS Accounting Standards amendments or interpretations that became effective in 2025 that had a material impact on the Company’s consolidated financial statements.
Based on the Company’s assessment, other than IFRS 18 Presentation and Disclosure in Financial Statements that will become effective on January 1, 2027, which Novartis is currently assessing the impact of adopting, there were no IFRS Accounting Standards, amendments or interpretations not yet effective in 2025 that would be expected to have a material impact on the Company’s consolidated ﬁnancial statements.